Goodwill And Other Intangible Assets (Schedule Of Amortized Intangible Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Finite Lived Intangible Assets [Line Items]
Foreign Currency Translation Adjustments	$ (18)	$ 167
Customer Lists And Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	23,224	25,478
Foreign Currency Translation Adjustments	(238)	(233)
Accumulated amortization	12,310	11,002
Wireless Acquisitions [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	764	942
Foreign Currency Translation Adjustments	0	0
Accumulated amortization	683	715
BellSouth Corporation [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	2,370	4,450
Foreign Currency Translation Adjustments	0	0
Accumulated amortization	2,370	4,429
DIRECTV [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	19,551	19,547
Foreign Currency Translation Adjustments	(141)	(125)
Accumulated amortization	8,950	5,618
AT&T Corp [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	33	33
Foreign Currency Translation Adjustments	0	0
Accumulated amortization	29	26
Mexican wireless [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	506	506
Foreign Currency Translation Adjustments	(97)	(108)
Accumulated amortization	278	214
Trade Name [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	2,942	2,942
Foreign Currency Translation Adjustments	(6)	(7)
Accumulated amortization	2,366	1,394
Other [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	781	707
Foreign Currency Translation Adjustments	(3)	(3)
Accumulated amortization	335	283
Other Intangible Assets [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	26,947	29,127
Foreign Currency Translation Adjustments	(247)	(243)
Accumulated amortization	$ 15,011	$ 12,679